Consolidated balance sheets (Parenthetical) - CHF (SFr) SFr in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and due from banks	[1]	SFr 100,124	SFr 67,746
of which reported at fair value		127	198
Interest-bearing deposits with banks		339	387
of which reported at fair value		16	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		52,769	58,798
of which reported at fair value		31,683	40,793
Securities received as collateral, at fair value		2,220	2,978
of which encumbered		2,011	2,220
Trading assets, at fair value		37,238	65,955
of which encumbered		10,904	21,874
Total investment securities		2,352	1,717
of which reported at fair value		854	796
of which encumbered		1,531	1,248
Other investments		4,667	5,463
of which reported at fair value		2,405	3,730
Net loans		251,287	268,104
of which reported at fair value		4,556	7,358
of which encumbered		55	103
Allowance for credit losses		(1,522)	(1,362)
Goodwill		472	2,868
Other intangible assets		358	452
of which reported at fair value		337	403
Brokerage receivables		4,005	13,818
Brokerage receivables, Allowance for credit losses		0	(4,081)
Other assets		27,904	41,753
of which reported at fair value		5,447	8,947
of which loans held-for-sale reported at lower of cost and market value (amortized cost base)		4,018	8,378
Other assets, Allowance for credit losses		(39)	(37)
Total assets		483,735	530,039
Liabilities and equity
Due to banks		9,175	11,905
of which reported at fair value		101	490
Customer deposits		182,557	234,554
of which reported at fair value		1,767	2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		2,949	20,371
of which reported at fair value		1,330	14,133
Obligation to return securities received as collateral, at fair value		2,220	2,978
Trading liabilities, at fair value		12,933	18,337
Short-term borrowings		76,083	14,489
of which reported at fair value		4,409	6,783
Long-term debt		134,577	150,661
of which reported at fair value		40,071	57,919
Brokerage payables		1,800	11,442
Other liabilities		15,308	16,826
of which reported at fair value		1,632	2,286
Total liabilities		437,602	481,563
Common shares		4,400	4,400
Additional paid-in capital		51,220	50,879
Retained earnings		9,868	7,659
Accumulated other comprehensive income/(loss)		(19,900)	(15,067)
Total shareholders' equity		45,588	47,871
Noncontrolling interests		545	605
Total equity		46,133	48,476
Total liabilities and equity		SFr 483,735	SFr 530,039
Additional share information
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[2]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[2]	4,399,680,200	4,399,680,200
Consolidated VIEs
Assets
Cash and due from banks		SFr 454	SFr 229
Trading assets, at fair value		1,342	2,588
Other investments		694	781
Net loans		1,514	3,410
Other assets		1,654	4,594
Total assets		5,658	11,602
Liabilities and equity
Trading liabilities, at fair value		13	1,063
Short-term borrowings		43	3,137
Long-term debt		1,609	2,096
Other liabilities		1,121	189
Total liabilities		SFr 2,785	SFr 6,485

[1]	Includes restricted cash.
[2]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2023. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.